Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Taxes
Income Taxes
(8)	Income Taxes

Income Taxes

During the nine-month period ended September 30, 2025 the Company recorded approximately $7,000 of income tax benefit. During the comparable period in 2024, the Company recorded approximately $54,000 of income tax expense. The income tax benefit in 2025 was mainly related to the partial reversal of the valuation allowance.

ASC 740 requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. Because of the inherent uncertainties, including future interest rates and other factors, including, but not limited to, if the Merger will close, projecting long-term future performance of the Company is problematic. Accordingly, the Company is only projecting pre-tax book income through the expected closing date of the pending transaction with Viskase. Upon review of positive and negative evidence in determining a partial reversal of the valuation allowance, the Company has concluded that a partial reversal of the valuation allowance is necessary. Accordingly, deferred tax expense of $16,000 and deferred tax expense of $50,000 was recorded during the quarters ended September 30, 2025 and 2024, respectively. A deferred tax benefit of $9,000 and deferred tax expense of $53,000, respectively were recorded during the nine-month periods ended September 30, 2025 and 2024.

Management of the Company will continue to assess the need for this valuation allowance and will make adjustments when or if appropriate.

At September 30, 2025, the Company had federal net operating loss carryforwards (“NOLs”) of approximately $101 million, of which approximately $97.8 million will expire in the years 2025 through 2036, and New Jersey state NOLs of approximately $23.2 million that expire in the years 2031 through 2042. Under the Tax Cuts and Jobs Act, net operating losses generated in tax years beginning after December 31, 2017 have an unlimited carryforward period, and the amount of net operating loss allowed to be utilized each year is limited to 80% of taxable income.

At September 30, 2025, the Company has federal research and development (“R&D”) credit carryforwards of approximately $9.4 million that expire in the years 2025 through 2029. These deferred tax assets were subject to a valuation allowance such that the deferred tax expense incurred as a result of the expiration of the R&D credit carryforwards was offset by a corresponding deferred tax benefit for the related reduction in valuation allowance.

The Company’s ability to use the NOLs and R&D tax credit carryforwards may be limited, as they are subject to certain limitations due to ownership changes as defined by rules pursuant to Section 382 of the Internal Revenue Code of 1986 (“IRC”), as amended (“Section 382”), or may otherwise expire before the Company has the opportunity to use them. In an effort to protect stockholder value by attempting to protect against a possible limitation on the Company’s ability to use its NOLs, the Board adopted a Section 382 rights plan. (See Note 10 to the Condensed Consolidated Financial Statements.)

The Company has not recorded a liability for unrecognized income tax benefits.

On July 4, 2025, the U.S. government enacted the One Big Beautiful Bill Act, which includes several changes to U.S. federal income tax law, including the temporary and permanent extension, of expiring provisions of the Tax Cuts and Jobs Act of 2017. The Company accounted for the tax effects of the legislation, including NOLs and tax credits, in the period of enactment, which is the third quarter of 2025, and concluded that the impact was not material.

(9)	Income Taxes

The components of the income tax provision (benefit) are summarized as follows (in thousands):

	Year Ended December 31,
	2024	2023
Current:
Federal	$—	$—
State and foreign	5	1
Total current	5	1
Deferred:
Federal	255	(117)
State	87	(40)
Total deferred	342	(157)

Income tax expense (benefit)	$347	$(156)

The following table represents the reconciliation between the reported income taxes and the income taxes that would be computed by applying the federal statutory rate (21% for years ended December 31, 2024 and 2023) to income before taxes (in thousands):

	Year Ended December 31,
	2024	2023
Income tax provision at federal statutory rate	$236	$256
Add (deduct) effect of:
State income taxes, net of federal tax	84	87
Expiration of federal research and development credits	1,694	1,637
Change in valuation allowance	(1,667)	(2,136)

Income tax expense (benefit)	$347	$(156)

No federal income tax expense was incurred in relation to normal operating results.

As of December 31, 2024 and 2023, the cumulative tax effects of temporary differences that give rise to the deferred tax assets were as follows (in thousands):

	December 31,	December 31,
	2024	2023
Deferred tax assets:
Federal and state net operating loss carryforward	$22,983	$23,297
Research and development credits carryforward	9,426	11,121
Total gross deferred tax assets	32,409	34,418
Less valuation allowance	(32,392)	(34,059)
Net deferred tax assets	$17	$359

ASC 740 requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. Because of the inherent uncertainties, including future interest rates, whether or when an acquisition of a profitable entity will come to fruition and other factors, projecting long-term future performance of the Company is problematical. Accordingly, the Company is only projecting 2025 pre-tax book income due to interest rates on its short-term cash investments and the absence of any potentially actionable acquisitions at this time.

Upon review of positive and negative evidence in determining a partial reversal of the valuation allowance, the Company increased the valuation allowance due to decreased income projections in comparison to the prior year. The Company is projecting increased expenses while interest rates may fluctuate slightly throughout 2025. Additionally, due to the valuation allowance placed on the Company’s deferred tax assets, the expiration of research and development credits during the year caused a corresponding reduction in valuation allowance. As a result, the valuation allowance for the Company decreased during the year ended December 31, 2024.

In 2024, the Company generated approximately $1.1 million in taxable income before utilization of NOLs. The Company utilized approximately $1.2 million of the NOLs during 2023. The Company may acquire businesses, entities or revenue streams that could generate sufficient income so that it can utilize its approximately $101.4 million NOL. To date, no actionable acquisition candidates have been identified and, while the Company may ultimately be successful in realizing some or all of the value of its NOLs, the Company cannot provide assurance that it will be able to realize any value of its NOLs.

Management of the Company will continue to assess the need for this valuation allowance and will make adjustments when appropriate.

At December 31, 2024, the Company had federal NOLs of approximately $101.4 million, of which approximately $98.3 million will expire in the years 2025 through 2036, and New Jersey state NOLs of approximately $23.7 million that expire in the years 2031 through 2042. Under the Tax Cuts and Jobs Act, federal net operating losses generated in tax years beginning after December 31, 2017 have an unlimited carryforward period, and the amount of net operating loss allowed to be utilized each year is limited to 80% of taxable income.

The Company also had federal research and development (“R&D”) credit carryforwards of approximately $1.7 million that expired in 2024 and $1.6 million that expired in 2023. The Company has remaining R&D credit carryforwards of approximately $9.4 million that expire in the years 2025 through 2029. These deferred tax assets were subject to a valuation allowance such that the deferred tax expense incurred as a result of the expiration of the capital loss and R&D credit carryforwards was offset by a corresponding deferred tax benefit for the related reduction in valuation allowance.

The Company’s ability to use the NOLs and R&D tax credit carryforwards may be limited, as they are subject to certain limitations due to ownership changes as defined by rules pursuant to Section 382 of the Internal Revenue Code of 1986, as amended. However, management of the Company believes that the Company’s NOLs will not be limited by any changes in the Company’s ownership as a result of the successful completion of the Rights Offering. (See Note 13 to the Consolidated Financial Statements.) Additionally, in an effort to protect stockholder value by attempting to protect against a possible limitation on the Company’s ability to use its NOLs, the Board adopted a Section 382 rights plan. (See Note 11 to the Consolidated Financial Statements.)

The Company has not recorded a liability for unrecognized income tax benefits.